Subsequent event	12 Months Ended
Nov. 30, 2019
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent event
28.	Subsequent event
On Feburary 4, 2020, the Company entered into an amended and restated licence agreement with the Massachusetts General Hospital (“MGH”) in order to benefit from its assistance and knowledge for the development of tesamorelin for the potential treatment of
Non-Alcoholic
Steatohepatitis (“NASH”) in the HIV population. Under the terms of the amended agreement, the MGH, through Dr. Steven Grinspoon, will provide services related to the study design, selection of optimal patient population, dosing, study duration and other safety matters and participate, if need be, in regulatory meetings with the FDA or the EMA. In consideration, we agreed to make certain milestone payments to the MGH related to the development of tesamorelin and a low single-digit royalty payment on all sales of
EGRIFTA
®
above a certain threshold amount. The payment of the royalty will begin upon approval by the FDA or the EMA (the first to occur) of an expanded label of tesamorelin for the treatment of
Non-Alcoholic
Fatty Liver Disease or NASH in the HIV population.
In addition, on that same date, we entered into a consulting agreement with the MGH, pursuant to which Dr. Grinspoon became one
of our scientific
advisors
. In such a role, Dr. Grinspoon will provide guidance about current developments in the HIV patient population, potential treatments, and the possible development of tesamorelin for treatment of additional diseases.